LEASES - Lease Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease expense
Operating lease cost	$ 16,585	$ 19,546
Variable lease cost	1,753	(63)
Short-term lease cost	9,512	15,332
Sublease income	(1,476)	(1,072)
Total	$ 26,374	$ 33,743